CREDIT FACILITIES AND LONG-TERM DEBT (Details Textual) (EUR €) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Total	1,309
Minimum Net Capital Required For Loan	5,000
Mortgage Loan [Member]
Percentage Of Interest On Long Term Debt	1.93%	2.62%
Maturity Period	6 month rate plus 1.0% due June 2015	6 month rate plus 1.0% due June 2015
Equipment Loan [Member]
Total	125
Percentage Of Interest On Long Term Debt	1.85%	2.56%
Maturity Period	3 months rate plus 1.20% due June 2012	3 months rate plus 1.20% due June 2012
Financing Loan [Member]
Percentage Of Interest On Long Term Debt	1.37%	2.02%
Maturity Period	1 month rate plus 1.00% due December 2012	1 month rate plus 1.00% due December 2012
Research Loan [Member]
Maturity Period	interest at 1% per annum, due January 2012	interest at 1% per annum, due January 2012
Financing Loan 1 [Member]
Percentage Of Interest On Long Term Debt	1.65%	2.36%
Maturity Period	3 months rate plus 1.00% due December 2012	3 months rate plus 1.00% due December 2012
Equipment Loan 1 [Member]
Percentage Of Interest On Long Term Debt	1.45%	2.16%
Maturity Period	3 months rate plus 0.80% due December 2012	3 months rate plus 0.80% due December 2012